VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The Consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations are as follows:

at December 31
(millions of Canadian $)	2018	2017

ASSETS
Current Assets
Cash and cash equivalents	45	41
Accounts receivable	79	63
Inventories	24	23
Other	13	11
	161	138
Plant, Property and Equipment	3,026	3,535
Equity Investments	965	917
Goodwill	453	490
Intangible and Other Assets	8	3
	4,613	5,083
LIABILITIES
Current Liabilities
Accounts payable and other	88	137
Dividends payable	—	1
Accrued interest	24	23
Current portion of long-term debt	79	88
	191	249
Regulatory Liabilities	43	34
Other Long-Term Liabilities	3	3
Deferred Income Tax Liabilities	13	13
Long-Term Debt	3,125	3,244
	3,375	3,543

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2018	2017

Balance sheet
Equity investments	4,575	4,372
Off-balance sheet
Potential exposure to guarantees	170	171
Maximum exposure to loss	4,745	4,543